Schedule of Loan Maturities (Details) - 2028 Convertible Notes [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Convertible notes 2027	$ 99,600,000
Convertible notes 2028
Convertible notes 2029		235,000,000
Convertible notes 2030
Convertible notes 2030
Convertible notes	99,600,000	$ 235,000,000
Convertible notes 2026